Prospectus Supplement October 30, 2020

For the following funds with prospectuses dated
January 1, 2020 – October 30, 2020 (as supplemented to date):

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds Developing World Growth and Income FundSM (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Global Balanced FundSM (GBAL)
American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund®(AFMF)

American Funds Multi-Sector Income FundSM (MSI)

American Funds Strategic Bond FundSM (SBF)
American Funds U.S. Government Money Market FundSM (MMF)
American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Washington Mutual Investors FundSM (WMIF)

Changes apply to all funds unless otherwise noted.

1. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below and is amended to read as follows:

• AMCAP	• CBF	• EUPAC
• IFA	• IGI	• MSI
• WMIF

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund.

2. In the third paragraph of the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below, replace the following sentence:

• AMCAP	• CBF	• EUPAC
• IFA	• IGI	• MSI
• WMIF

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-1, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

3. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the “Annual fund operating expenses” table with the corresponding columns set forth below and (ii) replacing the column captioned “529-F-1,” “529-F-2,” or “529-F-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.19[2]	0.17[3]	0.10[3]
Total annual fund operating expenses	0.74	0.47	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$76	$48
3 years	237	151
5 years	411	263
10 years	918	591

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.26	0.22[4]	0.16[4]
Total annual fund operating expenses	0.89	0.60	0.54
Expense reimbursement[3]	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	0.85	0.56	0.50
[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-3
1 year	$87	$51
3 years	280	169
5 years	489	298
10 years	1,092	673

American Funds Multi-Sector Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.27[4]	0.19[4]
Total annual fund operating expenses	0.97	0.71	0.63
Expense reimbursement[3]	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement	0.92	0.66	0.58

[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$94	$67
3 years	304	222
5 years	531	390
10 years	1,185	878

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.21[3]	0.12[3]
Total annual fund operating expenses	0.88	0.62	0.53
[3]	Based on estimated amounts for the current fiscal year.

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1
Management fees	0.22%
Distribution and/or service (12b-1) fees	0.25[3]
Other expenses	0.16
Total annual fund operating expenses	0.63
[3]	Restated to reflect current fees.

Share class:	529-F-1
1 year	$64
3 years	202
5 years	351
10 years	786

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.24	0.19[2]	0.12[2]
Total annual fund operating expenses	0.97	0.67	0.60
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$99	$68	$61
3 years	309	214	192
5 years	536	373	335
10 years	1,190	835	750

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.16	0.15[2]	0.10[2]
Total annual fund operating expenses	0.64	0.38	0.33
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$34
3 years	205	122	106
5 years	357	213	185
10 years	798	480	418

4. The following is added before the last sentence in the paragraph under the “Investment results” section of the prospectus for each of the funds listed below, and at the end of the paragraph under the “Investment results” section of the prospectus for American Funds Multi-Sector Income Fund, to read as follows:

• AMCAP	• CBF	• EUPAC
• IFA	• IGI	• WMIF

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares.  If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower.

5. The second paragraph following the heading “Purchase of Class F shares” in the “Purchase, exchange and sale of shares” section of the prospectus for each of the funds listed below is amended to read as follows:

• AMCAP	• CBF	• EUPAC
• IFA	• IGI	• MSI
• WMIF

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

6. The information under the heading “Merrill Lynch, Pierce, Fenner & Smith —CollegeAmerica accounts” in the “Appendix – Sales charge waivers” section of the prospectus is amended to read as follows:

Accounts established through Merrill Lynch, Pierce, Fenner & Smith

If you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, the features and policies related to Class 529-A and Class 529-C sales charges (including contingent deferred sales charges), Class 529-A sales charge waiver eligibility, and Class 529-C conversion period will be different than referenced in this document.

Importantly, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, then you are eligible for Class 529-A shares at net asset value if your CollegeAmerica 529 plan assets with Merrill Lynch are $250,000 or more, you participate through an approved corporate 529 plan, or you qualify for Merrill Lynch Investment Advisory Relationship Based Pricing (discussed below). If your 529 plan assets are less than $250,000 you are generally eligible to purchase Class 529-C shares. Among other things, Class 529-C shares generally will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Merrill Lynch Investment Advisory Relationship Based Pricing

Effective November 23, 2020, an account will be automatically eligible to purchase Class 529-A at net asset value regardless of the assets in the CollegeAmerica account if:

(1) at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill Lynch investment advisory programs listed below; and

(2) at the time of purchase the client household relationship has combined assets held in any account through Merrill Lynch (excluding insurance, annuities, 401k assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill Lynch investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program, Managed Account Service (MAS), Strategic Portfolio Advisor Service (SPA), Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs), Institutional Investment Consulting (IIC), and any future Merrill Lynch sponsored and managed investment advisory programs.

Beginning on November 23, 2020, the $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill Lynch), the account will no longer be eligible for this benefit.

As previously noted, this relationship based pricing program will be effective November 23, 2020. However, the program will be retroactively applied to any contribution to an account eligible for such relationship based pricing, as described above, between October 26, 2020 and November 23, 2020 that was used to purchase Class 529-C shares. For any such contribution, Merrill Lynch will automatically exchange the purchased Class 529-C shares for Class 529-A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill Lynch reserves the right to terminate this relationship based pricing program at any time with prior notice to participants.

Rollover assets from another 529 plan and refunded qualified higher education expenses may be invested in Class 529-A shares at net asset value. This policy applies to accounts on the Merrill Lynch platform and accounts held by the fund’s transfer agent.

Please contact your Merrill Lynch advisor with any questions.

7. The following is added to the end of the “Appendix – Sales charge waivers” section of the prospectus for each of the funds listed below:

• AMCAP	• CBF	• EUPAC
• IFA	• IGI	• MSI
• WMIF

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-437-1020P CGD/AFD/10039-S81915

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY
/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Statement of Additional Information Supplement October 30, 2020

For the following funds with statements of additional information dated January 1, 2020 – October 1, 2020
(each as supplemented to date):

AMCAP Fund® American Funds Corporate Bond Fund® American Funds Multi-Sector Income FundSM American Mutual Fund®	EuroPacific Growth Fund® International Growth and Income FundSM The Income Fund of America® Washington Mutual Investors FundSM

The paragraphs under the headings “Other purchases” and “Class F-2 and Class 529-F-1 purchases” in the “Sales charges” section of the statement of additional information is amended to read as follows:

Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and

(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-451-1020O CGD/10149-S82144